INCOME TAXES (Details 3) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Deferred tax assets, Current:
Allowance for doubtful accounts	$ 1,296	¥ 8,392	¥ 9,149
Deferred government grant	379	2,454	5,604
Accruals	1,092	7,077	6,061
Less: valuation allowance			(156)
Net current deferred tax assets	2,767	17,923	20,658
Deferred tax assets, Non-current:
Tax losses	1,252	8,112	2,218
Property and equipment	324	2,093	980
Deferred government grant	195	1,266
Intangible assets	50	322
Less: valuation allowance	(66)	(425)	(2,218)
Net non-current deferred tax assets	1,755	11,368	980
Total Deferred tax assets	$ 4,522	¥ 29,291	21,638
Deferred tax liabilities, Non-current:
Property and equipment			44
Net non-current deferred tax liabilities			44
Total deferred tax liabilities			¥ 44